Balance Sheet Components (Tables)	6 Months Ended
Jun. 30, 2013
Balance Sheet Components
Schedule of cash and cash equivalents

  Cash and cash equivalents consist of the following:

	December 31,
			June 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
Cash	$3,759	$1,776	$4,406
Cash equivalents
Money market funds	63,616	42,446	117,451
Certificate of deposit	25	25	25

	63,641	42,471	117,476

Total	$67,400	$44,247	$121,882

Schedule of property and equipment, net

  Property and equipment, net consists of the following:

	December 31,
			June 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
Computer equipment	$549	$4,385	$7,173
Software	795	788	1,130
Office furniture	343	803	1,168
Leasehold improvements	459	986	2,451
Construction in progress	—	542	2,352

Total property and equipment	2,146	7,504	14,274
Less accumulated depreciation	(696)	(1,887)	(3,356)

Property and equipment, net	$1,450	$5,617	$10,918

Schedule of accrued expenses and other current liabilities

       Accrued expenses and other current liabilities are as follows:

	December 31,
			June 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
Accrued bonuses, commissions and wages	$1,715	$4,737	$6,022
Accrued vacation	936	1,502	1,958
Liability payable for unvested stock options exercises	271	523	777
Accrued legal, consulting and audit fees	343	282	664
Liability for employee stock purchase plan	—	—	506
Accrued sales taxes	348	543	485
Accrued marketing expenses	199	395	1,251
Accrued other	654	963	1,389

Total	$4,466	$8,945	$13,052

Schedule of changes in accumulated other comprehensive income

 Changes in accumulated other comprehensive income are as follows:

	Foreign Currency Items	Total
	(in thousands, unaudited)
Beginning balance at January 1, 2013	$145	$145
Other comprehensive income before reclassfications	12	12
Amounts reclassified from accumulated other comprehensive income	—	—

Ending balance at June 30, 2013 (unaudited)	$157	$157